Related Parties	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Parties
(25)	Related Parties
Atotech identified related parties in accordance with IAS 24. Atotech had transactions with related parties in the reporting period in the ordinary course of business.
The Group entered into a consulting agreement with the Sponsor under which the Company, or its subsidiaries, will pay the Sponsor an annual fee of $1.8 million for consulting services to the Group. The annual fee is payable on a quarterly basis. For the year ended Dec. 31, 2020, the Group paid the Sponsor $1.8 million for consulting services and $0.2 million for expense reimbursements.

5	Excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Additionally, the Group ordered inventories of $0.0 million (prior year: $0.7 million) from related parties through the reporting period. As of Dec. 31, 2020, trade receivables from related parties amounted to $0.5 million (prior year: $0.0 million).
Transactions with Key Management Personnel
Key management personnel consists of a total of nineteen individuals as of Dec. 31, 2020, who constitute people having authority and responsibility for planning, directing, and controlling the Company’s activities. For the year ended Dec. 31, 2020, key management personnel compensation related to share-based payments was $0.1 million. See note (15) for further details regarding the share-based payment plans offered to employees.
As of Dec. 31, 2020, the key management personnel of the Company consists of the members of the Senior Management Team (CEO, CFO, COO, two Presidents, and four Vice Presidents) and the Board of Directors.
Compensation of the Company’s key management personnel includes salaries, short- and long-term benefits as well as post-employment benefits. Additionally, the entire key management personnel participate in the Company’s Performance Shares Program.

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Short-term employee benefits	8.6	7.0	7.8
Post-employment benefits	0.3	0.2	0.2
Share-based payments	0.1	0.1	0.1

Total	9.0	7.3	8.1